Earnings per Common Share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EARNINGS PER COMMON SHARE [Abstract]
Net income attributable to Navios Logistics' stockholders	$ 6,862	$ 3,105	$ 10,157
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings per share from continuing operations:
Basic and diluted	$ 0.34	$ 0.16	$ 0.51